STOCK OPTIONS AND WARRANT GRANTS (Details Textuals 1) (USD $)	12 Months Ended
Dec. 31, 2010
Common stock
Common stock value per share	$ 0.40
Warrant
Exercise price of warrants	0.55
Exercise price of warrants between first and second year	$ 0.65
Units offering
Unit offering value per tranche	$ 300,000
Unit offering gross value	600,000
Unit offering number of units issued	1,500,000
Unit offering maximum limit	$ 5,000,000
Percentage commission of gross proceeds	4.00%
Commission number of units per hundred dollar of gross proceeds	$ 7.5
Commission multiple of gross proceeds used	$ 100